UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: October 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT / OCTOBER 31, 2008

SMASh Series EC Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

What’s inside

Letter from the chairman	I
Special shareholder notice	II
Fund overview	1
Portfolio at a glance – SMASh Series EC Portfolio	5
Fund expenses	6
Fund performance	8
Historical performance	9
SMASh Series EC Fund
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	13
Notes to financial statements	14
Report of independent registered public accounting firm	21
Board approval of subadvisory agreements	22
Additional information	23
Important tax information	30
SMASh Series EC Portfolio
Schedule of investments	31
Statement of assets and liabilities	39
Statement of operations	40
Statements of changes in net assets	41
Financial highlights	42
Notes to financial statements	43
Report of independent registered public accounting firm	55
Board approval of subadvisory agreements	56
Additional information	57

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd, in Singapore (“Western Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Japan”) are the Fund’s and the Portfolio’s subadvisers. LMPFA, Western Asset. Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for SMASh Series EC Fund for the period ended October 31, 2008.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 28, 2008

SMASh Series EC Fund | I

Special shareholder notice

The Board of Trustees of the Fund approved Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Japan”) as subadvisers to the Fund, under additional subadvisory agreements between Western Asset Management Company (“Western Asset”) and Western Singapore, and Western Asset and Western Japan, effective September 2, 2008.

Western Singapore was established in 2000 and has offices at 1 George Street #23-01, Singapore 049145. Western Japan was founded in 1991 and has offices at 36F Shin-Marunouchi Building, 5-1 Marunouchi 1-Chome Chiyoda-Ku, Tokyo 100-6536, Japan.

The Western Singapore and Western Japan offices are responsible, generally, for managing Asian (ex Japan) and Japanese fixed-income mandates, respectively, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. They undertake all investment-related activities including investment management, research and analysis, securities settlement, and client services.

Western Singapore and Western Japan will provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. The Fund pays no advisory or other fees for any subadvisory services provided by Western Asset, Western Singapore or Western Japan. Western Asset, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc.

II | SMASh Series EC Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management. The Fund invests in securities through an underlying mutual fund, SMASh Series EC Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. The Portfolio has a flexible investment strategy and invests in a variety of securities and instruments and uses a variety of investment techniques in pursuing its objective. Under normal market conditions, the Portfolio expects to invest primarily in any combination of U.S. dollar denominated and non-U.S. dollar denominated debt obligations (including loans and loan participations) of both U.S and non-U.S. issuers (including emerging market issuers) and in derivatives and other instruments relating to such investments. The Portfolio may invest in the securities of issuers located in several different countries, but may at times invest its assets in the securities of issuers located in only one country or in a relatively small number of countries, including in any emerging market country or countries. Currently, the Portfolio does not contemplate investing 25% or more of its assets in a single country or a small number of countries, except in the United States, Brazil, Egypt, Mexico, the Philippines or Russia. The Portfolio may invest without limit in both investment grade and below investment grade debt obligations rated C or above by Standard & Poor’s (or the equivalent).

At Western Asset Management Company (“Western Asset”), the Fund’s and the Portfolio’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio managers, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. During the fiscal year, the U.S. bond market experienced periods of increased volatility. Changing perceptions regarding the economy, inflation and future Federal Reserve Board (“Fed”)[i] monetary policy caused bond prices to fluctuate. Two- and 10-year Treasury yields began the reporting period at 3.94% and 4.48%, respectively. Treasury yields moved lower — and their prices moved higher — toward the end of 2007 and during the first quarter of 2008, as concerns regarding the subprime mortgage market and a severe credit crunch caused a “flight to quality.” During this period, investors were drawn to the relative safety of Treasuries, while increased risk aversion caused other segments of the bond market to falter.

Treasury yields then moved higher in April, May and early June 2008, as the economy performed better than expected and inflation moved higher. Over this

SMASh Series EC Fund 2008 Annual Report | 1

Fund overview continued

period, riskier fixed-income asset classes, such as high-yield bonds and emerging market debt rallied. However, the credit crunch resumed in mid-June, resulting in another flight to quality. Investors’ risk aversion then intensified in September and October 2008 given the severe disruptions in the global financial markets. During this time, virtually every asset class, with the exception of short-term Treasuries, performed poorly. At the end of the fiscal year, two- and 10-year Treasury yields were 1.56% and 4.01%, respectively.

The Fed attempted to stimulate economic growth by cutting the federal funds rateii from 5.25% to 2.00% from September 2007 through April 2008. It then held rates steady until October 2008, citing inflationary pressures triggered by soaring oil prices. However, with the global economy moving toward a recession, oil prices falling sharply, and the financial markets in disarray, the Fed lowered interest rates twice in October 2008. The first cut occurred on October 8th, as the Fed and several other central banks around the world lowered rates in a coordinated effort. At that time, the Fed reduced the federal funds rate from 2.00% to 1.50%. Three weeks later, at its regularly scheduled meeting on October 29th, the Fed lowered rates from 1.50% to 1.00%. The Fed also left the door open to further actions, saying: “The Committee will monitor economic and financial developments carefully and will act as needed to promote sustainable economic growth and price stability.”

Q. How did we respond to these changing market conditions?

A. Market conditions were challenging in the last 12-month reporting period, which affected the Fund’s performance. Many asset prices remained well below their fundamental value as a result of market fears. We underestimated the degree to which the entire financial superstructure would decline.

Performance review

For the 12 months ended October 31, 2008, SMASh Series EC Fund returned -23.89%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Aggregrate Indexiii, returned 0.30% for the same period.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients. The Fund represents only a portion of a separately managed account, and clients utilize the Fund to gain exposure to certain types of securities included in the strategies for the separately managed account. It is important to bear in mind that investment returns for these strategies are contingent upon the performance of the separately managed account — not just the performance of the Fund. Investors should understand that the Fund is managed within the context of the separately managed account and not with the objective of matching or exceeding the Fund’s stated benchmark, which is used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated benchmark are not likely to be meaningful. Additionally, please keep in mind, the Fund performance shown

2 | SMASh Series EC Fund 2008 Annual Report

does not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Your Financial Professional can discuss fees and expenses and the effect of such fees and expenses on performance with you in greater detail.

PERFORMANCE SNAPSHOT as of October 31, 2008 (unaudited)

	6 MONTHS	12 MONTHS

SMASh Series EC Fund	-26.86%	-23.89%

Barclays Capital U.S. Aggregate Index	-3.63%	0.30%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted for the deduction of taxes that a shareholder would pay on Fund distributions.

Investors should understand that the Fund is managed within the context of a separately managed account and not with the objective of matching or exceeding the Fund’s stated benchmark, which is used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated benchmark are not likely to be meaningful. Additionally, performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager.

The 30-Day SEC Yield for the period ended October 31, 2008 was 15.74%. Absent a current expense reimbursement agreement, the 30-Day SEC Yield would have been 14.70%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Fund’s most current prospectus dated February 20, 2008, amended as of April 10, 2008, the gross total operating expense ratio was 5.51%. As a result of an expense reimbursement agreement, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.00%.

The Fund’s manager has entered into an expense reimbursement agreement with the Fund, which expires on February 28, 2010, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses. However, all Fund shareholders are participating in separately managed account programs and pay fees to program sponsors for the costs and expenses of the program, including fees for investment advice and portfolio execution, some of which are used to compensate the Fund’s manager or subadviser for managing the Fund and to reimburse the Fund for all operating expenses.

SMASh Series EC Fund 2008 Annual Report | 3

Fund overview continued

Q. What were the most significant factors affecting Fund performance?

A. Our portfolio positioning in anticipation of the yield curveiv steepening, primarily using Eurodollars, was beneficial to performance as the front end of the curve declined more than other parts of the curve during the reporting period. Our high-yield and investment grade securities significantly detracted from performance over the past year. Our lower-rated exposures, BBB-rated within the investment grade sector and B and below-rated within the high-yield sector, were the most significant detractors. Our concentration of high-yield issues in the Automotive and Financials sectors was hit hard by the credit crisis and slowing economy.

Q. Were there any significant changes to the Fund during the reporting period?

A. Toward the end of the reporting period, we gradually reduced our corporate bond exposure and increased the Fund’s allocation to cash.

Thank you for your investment in SMASh Series EC Fund. As always, we appreciate that you have chosen us to manage your assets.

Sincerely,

Western Asset Management Company

November 18, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in fixed-income securities are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s portfolio. There is also a risk that an issuer will be unable to make principal and/or interest payments. Foreign securities are subject to the additional risks of fluctuations in foreign exchange rates, changes in political and economic conditions, foreign taxation and differences in auditing and financial standards. These risks are magnified in emerging markets. The Fund may use derivatives, such as futures and options, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund is “non-diversified,” which may increase its vulnerability to the negative events affecting a particular issuer. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

4 | SMASh Series EC Fund 2008 Annual Report

Portfolio at a glance (unaudited)
SMASh Series EC Portfolio

The Fund invests all of its investable assets in SMASh Series EC Portfolio, the investment breakdown of which is shown below.

INVESTMENT BREAKDOWN (%) As a percent of total investments — October 31, 2008

SMASh Series EC Fund 2008 Annual Report | 5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2008 and held for the six months ended October 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	ACTUAL TOTAL RETURN[2,3]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[3]	EXPENSES PAID DURING THE PERIOD[3,4]

SMASh Series EC Fund	(26.86)%	$1,000.00	$731.40	0.00%	$0.00

[1]	For the six months ended October 31, 2008.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager.

[4]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

6 | SMASh Series EC Fund 2008 Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[2]	EXPENSES PAID DURING THE PERIOD[2,3]

SMASh Series EC Fund	5.00%	$1,000.00	$1,025.14	0.00%	$0.00

[1]	For the six months ended October 31, 2008.

[2]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager.

[3]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SMASh Series EC Fund 2008 Annual Report | 7

Fund performance (unaudited)

AVERAGE ANNUAL TOTAL RETURNS†

SMASh Series EC Fund
Twelve Months Ended 10/31/08	(23.89)%
Inception* through 10/31/08	(13.56)

CUMULATIVE TOTAL RETURN†

Inception date of 12/27/06 through 10/31/08	(23.56)%

†

Total returns will fluctuate and past performance is no guarantee of future results. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager due to an expense reimbursement agreement between the Fund and the manager. If such fees were included, the total return would have been lower. Total returns for periods of less than one year are not annualized.

*	Inception date of the Fund is December 27, 2006.

8 | SMASh Series EC Fund 2008 Annual Report

Historical performance (unaudited)

VALUE OF $10,000 INVESTED IN SMASh SERIES EC FUND VS. BARCLAYS CAPITAL U.S. AGGREGATE INDEX† – December 27, 2006 - October 2008

†

Hypothetical illustration of $10,000 invested in SMASh Series EC Fund at inception on December 27, 2006, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2008. The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager due to an expense reimbursement agreement between the Fund and the manager.

SMASh Series EC Fund 2008 Annual Report | 9

Statement of assets and liabilities
October 31, 2008

ASSETS:

Investment in SMASh Series EC Portfolio, at value	$31,334,504
Receivable for Fund shares sold	152,800
Receivable from investment manager	25,518
Prepaid expenses	20,733

Total Assets	31,533,555

LIABILITIES:
Payable for Fund shares repurchased	4,575
Distributions payable	974
Accrued expenses	46,735

Total Liabilities	52,284

TOTAL NET ASSETS	$31,481,271

NET ASSETS:
Par value (Note 3)	$47
Paid-in capital in excess of par value	43,066,469
Undistributed net investment income	745,086
Accumulated net realized loss on investment	(45,201)
Net unrealized depreciation on investment	(12,285,130)

TOTAL NET ASSETS	$31,481,271

Shares Outstanding	4,675,774
Net Asset Value	$6.73

See Notes to Financial Statements.

10 | SMASh Series EC Fund 2008 Annual Report

Statement of operations
For the Year Ended October 31, 2008

INVESTMENT INCOME:
Income from SMASh Series EC Portfolio	$2,796,413

EXPENSES:
Shareholder reports	50,555
Registration fees	30,701
Audit and tax	18,545
Transfer agent fees	12,981
Legal fees	9,357
Trustees’ fees	500
Insurance	299
Miscellaneous expenses	5,258

Total Expenses	128,196
Less: Expense reimbursements (Note 2)	(128,196)

NET INVESTMENT INCOME	2,796,413

REALIZED AND UNREALIZED LOSS FROM SMASh SERIES EC PORTFOLIO (NOTE 1):
Net Realized Gain	508,130
Change in Net Unrealized Appreciation/Depreciation	(12,356,948)

NET LOSS FROM SMASh SERIES EC PORTFOLIO	(11,848,818)

DECREASE IN NET ASSETS FROM OPERATIONS	$(9,052,405)

See Notes to Financial Statements.

SMASh Series EC Fund 2008 Annual Report | 11

Statements of changes in net assets

FOR THE YEARS ENDED OCTOBER 31,	2008	2007 †

OPERATIONS:
Net investment income	$2,796,413	$175,181
Net realized gain	508,130	85,570
Change in net unrealized appreciation/depreciation	(12,356,948)	71,818

Increase (Decrease) in Net Assets From Operations	(9,052,405)	332,569

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(2,727,677)	(126,545)
Net realized gains	(79,389)	—

Decrease in Net Assets From Distributions to Shareholders	(2,807,066)	(126,545)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	38,257,101	13,391,946
Cost of shares repurchased	(8,403,228)	(111,101)

Increase in Net Assets From Fund Share Transactions	29,853,873	13,280,845

INCREASE IN NET ASSETS	17,994,402	13,486,869

NET ASSETS:
Beginning of year	13,486,869	—

End of year*	$31,481,271	$13,486,869

*Includes undistributed net investment income of:	$745,086	$59,897

†	For the period December 27, 2006 (inception date) to October 31, 2007.

See Notes to Financial Statements.

12 | SMASh Series EC Fund 2008 Annual Report

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
	2008	2007 [1]

NET ASSET VALUE, BEGINNING OF YEAR	$9.64	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.72	0.43
Net realized and unrealized loss	(2.86)	(0.39)

Total income (loss) from operations	(2.14)	0.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.73)	(0.40)
Net realized gains	(0.04)	—

Total distributions	(0.77)	(0.40)

NET ASSET VALUE, END OF YEAR	$6.73	$9.64

Total return[2]	(23.89)%	0.43%

NET ASSETS, END OF YEAR (000s)	$31,481	$13,487

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[3,4]	0.66%	5.51%[5]
Net expenses[6,7]	0.00	0.00 [5]
Net investment income	8.63	6.65 [5]

PORTFOLIO TURNOVER RATE	21%	35%

[1]	For the period December 27, 2006 (inception date) to October 31, 2007.

[2]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Includes the Fund’s share of SMASh Series EC Portfolio’s allocated expenses.

[4]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separate managed account sponsor.

[5]	Annualized.

[6]	Reflects expense reimbursements.

[7]

The Fund’s manager has entered into an expense reimbursement agreement with the Fund pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses.

See Notes to Financial Statements.

SMASh Series EC Fund 2008 Annual Report | 13

Notes to financial statements

1. Organization and significant accounting policies

SMASh Series EC Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in SMASh Series EC Portfolio (the “Portfolio”), a series of Master Portfolio Trust, a management investment company that has the same investment objective as the Fund.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each such affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (99.99% at October 31, 2008) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expense, daily based on its investment in the Portfolio.

(c) Method of allocation. All the net investment income and net realized and unrealized gain and losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

14 | SMASh Series EC Fund 2008 Annual Report

(d) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	UNDISTRIBUTED NET INVESTMENT INCOME	UNDISTRIBUTED REALIZED GAINS/ ACCUMULATED NET REALIZED LOSS/GAIN	PAID-IN-CAPITAL

(a)	$68,202	—	$(68,202)
(b)	548,251	$(548,251)	—

(a)	Reclassifications are primarily due to a book/tax differences in the treatment of various items.

(b)

Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes, differences between book and tax amortization of premium on fixed income securities and book/tax differences in the treatment of swaps.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s and the Portfolio’s subadvisers. Effective September 2, 2008, Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Japan”) serve as additional subadvisers to the Fund, under an additional subadvisory agreements between Western Asset. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

SMASh Series EC Fund 2008 Annual Report | 15

Notes to financial statements continued

The manager and subadvisers do not charge management fees to the Fund and the Portfolio. However, the Fund is an integral part of the separately managed account program, and the Fund’s manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Portfolio a fee of 0.078% of the Portfolio’s daily average net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement agreement with the Fund which expires on February 28, 2010 pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expense. During the year ended October 31, 2008, the Fund was reimbursed for expenses amounting to $128,196.

Legg Mason Investor Services, LLC (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At October 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	YEAR ENDED OCTOBER 31, 2008	PERIOD ENDED OCTOBER 31, 2007†

Shares sold	4,203,075	1,411,182
Shares repurchased	(926,765)	(11,718)

Net increase	3,276,310	1,399,464

†	For the period December 27, 2006 (inception date) to October 31, 2007.

4. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

	Record Date	Payable Date

Net Investment Income	11/17/2008	11/18/2008	$0.080191
Long-Term Capital Gains	12/11/2008	12/12/2008	$0.013559
Net Investment Income	12/15/2008	12/16/2008	$0.364420

The tax character of distributions paid during the fiscal years ended October 31, were as follows:

	2008	2007

Distributions Paid From:
Ordinary income	$2,794,815	$126,545
Net long-term capital gains	12,251	—

Total taxable distributions	$2,807,066	$126,545

16 | SMASh Series EC Fund 2008 Annual Report

As of October 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income - net	$1,376,680
Undistributed long-term capital gains - net	70,811

Total undistributed earnings	$1,447,491
Other book/tax temporary differences (a)	(722,410)
Unrealized appreciation/(depreciation) (b)	(12,310,326)

Total accumulated earnings/(losses) - net	$(11,585,245)

(a)

Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized gains on certain futures contracts and interest accrued for tax purposes on defaulted securities.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the difference between book & tax amortization methods for premiums on fixed income securities.

5. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established),

SMASh Series EC Fund 2008 Annual Report | 17

Notes to financial statements continued

and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filled in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

6. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton,

18 | SMASh Series EC Fund 2008 Annual Report

A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

7. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material

SMASh Series EC Fund 2008 Annual Report | 19

Notes to financial statements continued

impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

* * *

During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretation 45- 4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) were issued and are effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

20 | SMASh Series EC Fund 2008 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders
Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of SMASh Series EC Fund, a series of Legg Mason Partners Institutional Trust, as of October 31, 2008 and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 27, 2006 (inception date) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMASh Series EC Fund as of October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from December 27, 2006 (inception date) to October 31, 2007, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 22, 2008

SMASh Series EC Fund 2008 Annual Report | 21

Board approval of subadvisory agreements (unaudited)

At a meeting held in person on August 11-12, 2008, the Fund’s Board, including a majority of Board Members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved new subadvisory agreements (“New Subadvisory Agreements”) between Western Asset Management Company (“Western Asset”), a subadviser to the Fund, and Western Asset Management Company Pte. Ltd. (Singapore) and Western Asset Management Company Ltd (Japan) (together, the “New Subadvisers”).

In approving the New Subadvisory Agreements, the Board, including the Independent Board Members, considered that the New Subadvisory Agreements called for the New Subadvisers to provide a portion of the subadvisory services that Western Asset currently provides to the Fund under an existing subadvisory agreement with the Manager (the “Existing Subadvisory Agreement”).The Board also received and considered performance information for the Fund.

The Board noted that it, along with the Independent Board Members, had approved the Existing Subadvisory Agreement in February 2007. The Board noted that, in connection with the earlier approval, the Board and the Independent Board Members had reviewed and considered a variety of factors with respect to the Existing Subadvisory Agreement. Those factors included: the scope and quality of the investment management and other capabilities of Western Asset; the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund; and other benefits received by the Manager and its affiliates (including Western Asset) as a result of their relationship with the Fund, including the ability to “leverage” the services of investment professionals that manage other funds and the possibility of earning float income on sales orders and redemption amounts. In addition, the Board noted that neither the Manager nor Western Asset received a fee for its advisory services directly from the Fund, and that the Manager is contractually committed to reimburse all of the Fund’s ordinary operating expenses.

The Board also noted that the New Subadvisers would provide subadvisory services to the Fund on substantially the same terms as Western Asset currently provides such services, and that Western Asset would retain overall authority and oversight responsibility for the day-to-day management of the Fund’s portfolio. In addition, the Board considered the enhancements to the management of the Fund that were expected to result from the additional expertise of the New Subadvisers. The Board also considered the additional efficiencies in the management of the Fund that were expected to result from having the New Subadvisers involved in managing a portion of the Fund’s Portfolio.

In light of the foregoing, the Board, including the Independent Board Members, approved the New Subadvisory Agreements. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Subadvisory Agreements. The Independent Board Members were advised by separate counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Subadvisory Agreements in a private session with their independent legal counsel at which no representatives of the Manager, Western Asset or the New Subadvisers were present.

22 | SMASh Series EC Fund

Additional information (unaudited)
Information about Trustees and Officers

The business and affairs of the SMASh Series EC Fund (the “Fund”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Shareholder Services at 1-800-451-2010.

NON-INTERESTED TRUSTEES
ELLIOTT J. BERV c/o R. Jay Gerken, CFA, Legg Mason & Co., LLC, (“Legg Mason”) 620 Eighth Avenue New York, NY 10018
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001)

A. BENTON COCANOUGHER c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1938
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years

Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

SMASh Series EC Fund | 23

Additional information (unaudited) continued
Information about Trustees and Officers

JANE F. DASHER c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1949
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

MARK T. FINN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Principal/Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

RAINER GREEVEN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1936
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

24 | SMASh Series EC Fund

STEPHEN R. GROSS c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1947
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years

Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, ebank Financial Services, Inc. (from 1997 to 2004)

RICHARD E. HANSON, JR. c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

DIANA R. HARRINGTON c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1940
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Professor, Babson College (since 1992)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

SMASh Series EC Fund | 25

Additional information (unaudited) continued
Information about Trustees and Officers

SUSAN M. HEILBRON c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1945
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Independent Consultant (since 2001)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

SUSAN B. KERLEY c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee

Chairman (since 2005) and Trustee (since 2000), Eclipse Funds (3 funds); Chairman (since 2005) and Director (since 1990), Eclipse Funds Inc. (23 funds); Chairman and Director, ICAP Funds, Inc. (4 funds) (since 2006); Chairman and Trustee, The MainStay Funds (21 funds) (since 2007); and Chairman and Director, MainStay VP Series Fund, Inc. (24 funds) (since 2007)

ALAN G. MERTEN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee

Director of Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); Formerly, Director, Digital Net Holdings, Inc. (from 2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

26 | SMASh Series EC Fund

R. RICHARDSON PETTIT c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1942
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None
INTERESTED TRUSTEE
R. JAY GERKEN, CFA[3] Legg Mason, 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years

Managing Director of Legg Mason; Chairman of the Board and Trustee/Director of 163 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; Formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”) (2002 to 2005); Formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (from 2002 to 2005)

Number of portfolios in fund complex over- seen by Trustee	148
Other board member- ships held by Trustee	Trustee, Consulting Group Capital Market Funds (from 2002 to 2006)
OFFICERS
FRANCES M. GUGGINO Legg Mason, 55 Water Street New York, NY 10041
Birth year	1957
Position(s) held with Fund[1]	Chief Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during past five years

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Citigroup Asset Management (“CAM”) (from 1999 to 2004)

SMASh Series EC Fund | 27

Additional information (unaudited) continued
Information about Trustees and Officers

TED P. BECKER Legg Mason, 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2006
Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Formerly, Managing Director of Compliance at CAM or its predecessor (from 2002 to 2005)

JOHN CHIOTA Legg Mason, 100 First Stamford Place Stamford, CT 06902
Birth year	1968
Position(s) held with Fund[1]	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2006
Principal occupation(s) during past five years

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

ROBERT I. FRENKEL Legg Mason, 100 First Stamford Place Stamford, CT 06902
Birth year	1954
Position(s) held with Fund[1]	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2003
Principal occupation(s) during past five years

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

THOMAS C. MANDIA Legg Mason, 100 First Stamford Place Stamford, CT 06902
Birth year	1962
Position(s) held with Fund[1]	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2000
Principal occupation(s) during past five years	Managing Director and Deputy Counsel of Legg Mason (since 2005); Managing Director and Deputy General Counsel for CAM (from 1992 to 2005)

28 | SMASh Series EC Fund

DAVID CASTANO Legg Mason, 55 Water Street New York, NY 10041
Birth year	1971
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years

Vice President of Legg Mason (since 2008); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at CAM (prior to 2003)

MATTHEW PLASTINA Legg Mason, 55 Water Street New York, NY 10041
Birth year	1970
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years

Vice President of Legg Mason (since 2008); Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason and its predecessor (from 2002 to 2007)

[1]	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee or Officer became a Board Member or Officer, as applicable, for a fund in the Legg Mason Partners funds complex.

[3]	Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act as amended, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

SMASh Series EC Fund | 29

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended October 31, 2008:

Record date:	12/12/2007
Payable date:	12/13/2007
Long-term capital gain dividend	$0.006358

Please retain this document for your records.

30 | SMASh Series EC Fund

Schedule of investments
October 31, 2008

SMASh SERIES EC PORTFOLIO
FACE AMOUNT	†	SECURITY	VALUE

CORPORATE BONDS & NOTES — 61.7%

CONSUMER DISCRETIONARY — 8.9%

		Auto Components — 0.6%
200,000		Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15(a)(b)	$107,000
		Visteon Corp., Senior Notes:
47,000		8.250% due 8/1/10	27,495
121,000		12.250% due 12/31/16(a)	41,745

		Total Auto Components	176,240

		Automobiles — 2.0%
520,000		Ford Motor Co., Notes, 7.450% due 7/16/31	166,400
1,360,000		General Motors Corp., Senior Debentures, 8.375% due 7/15/33	448,800

		Total Automobiles	615,200

		Diversified Consumer Services — 0.2%
100,000		Education Management LLC/Education Management Finance Corp.,
		Senior Subordinated Notes, 10.250% due 6/1/16	69,500

		Hotels, Restaurants & Leisure — 0.9%
240,000		Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	86,400
40,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	30,600
50,000		Sbarro Inc., Senior Notes, 10.375% due 2/1/15	29,250
		Station Casinos Inc., Senior Notes:
100,000		6.000% due 4/1/12	37,250
260,000		7.750% due 8/15/16	88,400

		Total Hotels, Restaurants & Leisure	271,900

		Household Durables — 0.2%
80,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes,
		9.000% due 11/1/11	70,000

		Internet & Catalog Retail — 0.0%
10,000		Expedia Inc., Senior Notes, 8.500% due 7/1/16(a)	7,450

		Leisure Equipment & Products — 1.6%
680,000		Eastman Kodak Co., 7.250% due 11/15/13	513,400

		Media — 2.5%
50,000		Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	35,250
130,000		CCH I LLC/CCH I Capital Corp., Senior Secured Notes,
		11.000% due 10/1/15	59,150
300,000		CSC Holdings Inc., Senior Notes, 6.750% due 4/15/12	261,000
100,000		Dex Media West LLC/Dex Media Finance Co., Senior Notes,
		8.500% due 8/15/10	77,000
75,000		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes,
		8.375% due 3/15/13	70,687
150,000		EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16	121,125
495,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16	71,156
85,000		R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17	18,700
125,000		TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(a)	75,000

		Total Media	789,068

See Notes to Financial Statements.

SMASh Series EC Portfolio 2008 Annual Report | 31

Schedule of investments continued
October 31, 2008

SMASh SERIES EC PORTFOLIO
FACE AMOUNT	†	SECURITY	VALUE

		Multiline Retail — 0.7%
140,000		Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17(b)	$115,150
150,000		Neiman Marcus Group Inc., 7.125% due 6/1/28	87,750

		Total Multiline Retail	202,900

		Specialty Retail — 0.2%
80,000		Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	46,000
50,000		Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	22,750

		Total Specialty Retail	68,750

		TOTAL CONSUMER DISCRETIONARY	2,784,408

CONSUMER STAPLES — 0.7%

		Beverages — 0.2%
80,000		Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	71,600

		Tobacco — 0.5%
		Alliance One International Inc., Senior Notes:
50,000		8.500% due 5/15/12	38,750
130,000		11.000% due 5/15/12	110,500

		Total Tobacco	149,250

		TOTAL CONSUMER STAPLES	220,850

ENERGY — 6.2%

		Energy Equipment & Services — 0.4%
150,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	102,750
50,000		Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	37,250

		Total Energy Equipment & Services	140,000

		Oil, Gas & Consumable Fuels — 5.8%
190,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	153,900
		Chesapeake Energy Corp., Senior Notes:
150,000		6.875% due 1/15/16	121,125
325,000		6.250% due 1/15/18	232,375
		El Paso Corp.:
31,000		Medium-Term Notes, 7.750% due 1/15/32	21,598
600,000		Senior Subordinated Notes, 7.000% due 6/15/17	460,922
80,000		Enterprise Products Operating LP, Junior Subordinated Notes,
		8.375% due 8/1/66(c)	59,477
110,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	89,650
520,000		Intergas Finance BV, Bonds, 6.375% due 5/14/17(a)	247,000
75,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	63,375
70,000		Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17(a)	46,200
50,000		VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17(d)	4,500
50,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	35,750
		Williams Cos. Inc.:
331,000		Debentures, 7.500% due 1/15/31	243,832
38,000		Notes, 8.750% due 3/15/32	31,037

		Total Oil, Gas & Consumable Fuels	1,810,741

		TOTAL ENERGY	1,950,741

See Notes to Financial Statements.

32 | SMASh Series EC Portfolio 2008 Annual Report

SMASh SERIES EC PORTFOLIO
FACE AMOUNT	†	SECURITY	VALUE

FINANCIALS — 17.0%

		Commercial Banks — 4.6%
151,880		HSBC Bank PLC, (Credit-Linked Notes to Gazprom) 7.000% due 11/1/11(e)	$114,092
470,000		HSBK Europe BV, 9.250% due 10/16/13(a)	284,350
		ICICI Bank Ltd., Subordinated Bonds:
380,000		6.375% due 4/30/22(a)(c)	220,747
470,000		6.375% due 4/30/22(a)(c)	214,809
		TuranAlem Finance BV, Bonds:
1,400,000		8.250% due 1/22/37(a)	451,500
330,000		8.250% due 1/22/37(a)	133,650

		Total Commercial Banks	1,419,148

		Consumer Finance — 11.2%
		Ford Motor Credit Co.:
55,000		Notes, 7.375% due 10/28/09	45,665
		Senior Notes:
1,000,000		9.750% due 9/15/10	680,299
330,000		9.875% due 8/10/11	208,064
1,500,000		12.000% due 5/15/15	953,544
150,000		8.000% due 12/15/16	82,250
		General Motors Acceptance Corp.:
950,000		Bonds, 8.000% due 11/1/31	431,347
		Notes:
600,000		6.875% due 9/15/11	351,587
200,000		6.625% due 5/15/12	110,920
		GMAC LLC:
200,000		6.000% due 4/1/11	112,721
640,000		Senior Notes, 6.000% due 12/15/11	361,446
260,000		SLM Corp., Senior Notes, 8.450% due 6/15/18	176,881

		Total Consumer Finance	3,514,724

		Diversified Financial Services — 1.1%
50,000		AAC Group Holding Corp., Senior Discount Notes, step bond to yield 10.250% due 10/1/12(a)	47,750
54,000		El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11(a)	45,255
50,000		Leucadia National Corp., Senior Notes, 7.125% due 3/15/17	43,000
48,000		Residential Capital LLC, Junior Secured Notes, 9.625% due 5/15/15(a)	12,240
50,000		Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 12.761% due 10/1/15	39,500
190,000		Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	158,650

		Total Diversified Financial Services	346,395

		Real Estate Management & Development — 0.1%
170,000		Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	34,425

		TOTAL FINANCIALS	5,314,692

See Notes to Financial Statements.

SMASh Series EC Portfolio 2008 Annual Report | 33

Schedule of investments continued
October 31, 2008

SMASh SERIES EC PORTFOLIO
FACE AMOUNT	†	SECURITY	VALUE

		HEALTH CARE — 1.5%

		Health Care Providers & Services — 1.5%
		HCA Inc.:
200,000		Notes, 6.375% due 1/15/15	$120,000
7,000		Senior Notes, 6.500% due 2/15/16	4,148
		Senior Secured Notes:
50,000		9.125% due 11/15/14	43,125
27,000		9.250% due 11/15/16	23,018
146,000		9.625% due 11/15/16(b)	117,895
73,000		Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	60,042
155,000		US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12(b)(c)	109,275

		Total Health Care Providers & Services	477,503

		Pharmaceuticals — 0.0%
50,000		Leiner Health Products Inc., Senior Subordinated Notes,
		11.000% due 6/1/1(d)(f)	2,625

		TOTAL HEALTH CARE	480,128

INDUSTRIALS — 3.3%

		Aerospace & Defense — 0.8%
170,000		Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15(b)	99,450
150,000		L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	139,500

		Total Aerospace & Defense	238,950

		Airlines — 0.4%
34,225		Continental Airlines Inc., 8.388% due 5/1/22	25,668
120,000		DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	90,600

		Total Airlines	116,268

		Building Products — 0.5%
185,000		Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	165,575

		Commercial Services & Supplies — 0.6%
100,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes,
		9.500% due 2/15/13	85,500
80,000		Rental Services Corp., Senior Notes, 9.500% due 12/1/14	48,400
60,000		US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15(a)	46,500

		Total Commercial Services & Supplies	180,400

		Electrical Equipment — 0.1%
80,000		Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	44,400

		Industrial Conglomerates — 0.1%
		Sequa Corp., Senior Notes:
20,000		11.750% due 12/1/15(a)	12,500
20,675		13.500% due 12/1/15(a)(b)	11,888

		Total Industrial Conglomerates	24,388

See Notes to Financial Statements.

34 | SMASh Series EC Portfolio 2008 Annual Report

SMASh SERIES EC PORTFOLIO
FACE AMOUNT	†	SECURITY	VALUE

		Road & Rail — 0.5%
270,000		Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	$168,075

		Trading Companies & Distributors — 0.3%
40,000		H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	21,400
100,000		Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)	69,500

		Total Trading Companies & Distributors	90,900

		Transportation Infrastructure — 0.0%
75,000		Swift Transportation Co., Senior Secured Notes,
		10.554% due 5/15/15(a)(c)	15,375

		TOTAL INDUSTRIALS	1,044,331

INFORMATION TECHNOLOGY — 0.9%

		IT Services — 0.7%
320,000		SunGard Data Systems Inc., Senior Subordinated Notes,
		10.250% due 8/15/15	225,600

		Software — 0.2%
80,000		Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	49,200

		TOTAL INFORMATION TECHNOLOGY	274,800

MATERIALS — 4.9%

		Chemicals — 0.3%
200,000		Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	53,000
50,000		Methanex Corp., Senior Notes, 8.750% due 8/15/12	47,750

		Total Chemicals	100,750

		Metals & Mining — 3.5%
850,000		Evraz Group SA, Notes, 8.875% due 4/24/13(a)	369,750
240,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	188,660
50,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	35,250
50,000		Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14(b)(c)	19,000
100,000		Novelis Inc., Senior Notes, 7.250% due 2/15/15	67,500
100,000		Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(a)	68,500
		Steel Dynamics Inc., Senior Notes:
105,000		7.375% due 11/1/12	78,619
35,000		7.750% due 4/15/16(a)	23,363
35,000		Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	20,475
420,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14(a)	207,900

		Total Metals & Mining	1,079,017

		Paper & Forest Products — 1.1%
180,000		Abitibi-Consolidated Co. of Canada, Senior Secured Notes,
		13.750% due 4/1/11(a)	143,100
220,000		NewPage Corp., Senior Secured Notes, 10.000% due 5/1/12	150,700
130,000		Verso Paper Holdings LLC, 11.375% due 8/1/16	52,650

		Total Paper & Forest Products	346,450

		TOTAL MATERIALS	1,526,217

See Notes to Financial Statements.

SMASh Series EC Portfolio 2008 Annual Report | 35

Schedule of investments continued
October 31, 2008

SMASh SERIES EC PORTFOLIO
FACE AMOUNT	†	SECURITY	VALUE

TELECOMMUNICATION SERVICES — 7.1%

		Diversified Telecommunication Services — 6.7%
80,000		Citizens Communications Co., Notes, 7.875% due 1/15/27	$40,400
		Hawaiian Telcom Communications Inc.:
30,000		Senior Notes, 9.750% due 5/1/13‡	2,250
90,000		Senior Subordinated Notes, 12.500% due 5/1/15‡	2,700
70,000		Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	60,200
1,000,000		Intelsat Corp., 9.250% due 8/15/14(a)	865,000
180,000		Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	103,500
75,000		Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(a)	63,375
225,000		Qwest Communications International Inc., 7.250% due 2/15/11	182,812
900,000		Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13(a)	540,436
200,000		Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	133,000
110,000		Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(a)	85,250
30,000		Windstream Corp., Senior Notes, 8.625% due 8/1/16	22,800

		Total Diversified Telecommunication Services	2,101,723

		Wireless Telecommunication Services — 0.4%
100,000		ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)	109,500

		TOTAL TELECOMMUNICATION SERVICES	2,211,223

UTILITIES — 11.2%

		Electric Utilities — 0.1%
50,000		Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	48,500

		Gas Utilities — 0.3%
120,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	93,000

		Independent Power Producers & Energy Traders — 10.8%
		AES Corp., Senior Notes:
697,000		7.750% due 3/1/14	568,055
80,000		7.750% due 10/15/15	63,100
1,000,000		8.000% due 6/1/20(a)	740,000
80,000		Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	54,000
100,000		Dynegy Inc., Bonds, 7.670% due 11/8/16	75,100
		Edison Mission Energy, Senior Notes:
50,000		7.750% due 6/15/16	40,375
10,000		7.000% due 5/15/17	7,962
20,000		7.200% due 5/15/19	15,100
10,000		7.625% due 5/15/27	6,550
		Energy Future Holdings, Senior Notes:
10,000		10.875% due 11/1/17(a)	7,750
2,000,000		11.250% due 11/1/17(a)(b)	1,260,000
152,070		Mirant Mid Atlantic LLC, Pass-Through Certificates, 9.125% due 6/30/17	136,863

See Notes to Financial Statements.

36 | SMASh Series EC Portfolio 2008 Annual Report

SMASh SERIES EC PORTFOLIO
FACE AMOUNT	†	SECURITY	VALUE

		Independent Power Producers & Energy Traders — 10.8% continued
		NRG Energy Inc., Senior Notes:
60,000		7.250% due 2/1/14	$52,650
150,000		7.375% due 2/1/16	129,750
100,000		7.375% due 1/15/17	86,750
		TXU Corp., Senior Notes:
200,000		5.550% due 11/15/14	109,256
30,000		6.500% due 11/15/24	14,461
35,000		6.550% due 11/15/34	16,656

		Total Independent Power Producers & Energy Traders	3,384,378

		TOTAL UTILITIES	3,525,878

		TOTAL CORPORATE BONDS & NOTES (Cost — $30,057,152)	19,333,268

COLLATERALIZED SENIOR LOANS — 2.9% CONSUMER DISCRETIONARY — 2.0%

		Media — 2.0%
496,250		Charter Communications Operating LLC, Term Loan B, 4.670% due 3/15/14(c)	373,661
500,000		Univision Communications Inc., Term Loan B, 5.470% due 9/15/14(c)	271,750

		TOTAL CONSUMER DISCRETIONARY	645,411

INFORMATION TECHNOLOGY — 0.9%

		IT Services — 0.9%
366,300		First Data Corp., Term Loan, 5.948% due 10/15/14(c)	271,193

		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $1,293,467)	916,604

SOVEREIGN BONDS — 9.1%

		Brazil — 5.1%
		Brazil Nota do Tesouro Nacional:
2,377,000	BRL	10.000% due 7/1/10	1,014,503
1,500,000	BRL	10.000% due 1/1/12	583,178

		Total Brazil	1,597,681

		Canada — 0.2%
50,603	CAD	Government of Canada, Bonds, 4.000% due 12/1/31	52,824

		France — 2.9%
740,000	EUR	Government of France, Bonds, 3.750% due 4/25/17	910,993

		Germany — 0.9%
219,000	EUR	Bundesrepublik Deutschland, Bonds, 3.750% due 1/4/15	282,491

		TOTAL SOVEREIGN BONDS (Cost — $3,478,757)	2,843,989

SHARES

CONVERTIBLE PREFERRED STOCKS — 0.0% CONSUMER DISCRETIONARY — 0.0%

		Automobiles — 0.0%
600		General Motors Corp. (Cost — $15,000)	9,600

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $34,844,376)	23,103,461

See Notes to Financial Statements.

SMASh Series EC Portfolio 2008 Annual Report | 37

Schedule of investments continued
October 31, 2008

SMASh SERIES EC PORTFOLIO
FACE AMOUNT	†	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 16.5%

		Sovereign Bonds — 7.0%
1,129,000	MYR	Bank Negara Malaysia Islamic Notes, zero coupon bond to yield 3.479% due 11/27/08	$317,153
		Bank Negara Malaysia Monetary Notes:
44,000	MYR	Zero coupon bond to yield 3.454% due 11/13/08	12,377
23,000	MYR	Zero coupon bond to yield 3.448% due 11/25/08	6,462
2,329,000	MYR	Zero coupon bond to yield 3.449% due 12/30/08	651,927
		Egypt Treasury Bills:
3,875,000	EGP	Zero coupon bond to yield 5.723% due 11/11/08	681,514
3,000,000	EGP	Zero coupon bond to yield 7.160% due 1/6/09	524,798

		TOTAL SOVEREIGN BONDS (Cost — $2,262,489)	2,194,231

		U.S. Government Agencies — 1.5%
		Federal National Mortgage Association (FNMA), Discount Notes:
443,000		0.813% - 2.533% due 12/15/08(g)(h)(i)	442,097
40,000		1.152% due 12/16/08(g)(h)(i)	39,942

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $481,976)	482,039

		Repurchase Agreements — 8.0%
1,572,000		Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated 10/31/08, 0.150% due 11/3/08; Proceeds at maturity - $1,572,020 (Fully collateralized by U.S. government agency obligation, 4.000% due 7/7/11; Market value - $1,603,440)	1,572,000
928,000		Morgan Stanley tri-party repurchase agreement dated 10/31/08, 0.100% due 11/3/08; Proceeds at maturity - $928,008; (Fully collateralized by U.S. government agency obligation, 4.500% due 6/12/13; Market value - $946,560)	928,000

		Total Repurchase Agreements (Cost — $2,500,000)	2,500,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $5,244,465)	5,176,270

		TOTAL INVESTMENTS — 90.2% (Cost — $40,088,841#)	28,279,731
		Other Assets in Excess of Liabilities — 9.8%	3,058,724

		TOTAL NET ASSETS — 100.0%	$31,338,455

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2008.

(d)	Security is currently in default.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Illiquid security.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Rate shown represents yield-to-maturity.

(i)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

#	Aggregate cost for federal income tax purposes is $40,144,236.

‡	Subsequent to the reporting period, this security went into default.

Abbreviations used in this schedule:
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EGP	—	Egyptian Pound
EUR	—	Euro
GMAC	—	General Motors Acceptance Corp.
MYR	—	Malaysian Ringgit

See Notes to Financial Statements.

38 | SMASh Series EC Portfolio 2008 Annual Report

Statement of assets and liabilities
SMASh Series EC Portfolio
October 31, 2008

ASSETS:
Investments, at value (Cost — $40,088,841)	$28,279,731
Foreign currency, at value (Cost — $186,458)	132,682
Cash	938,293
Deposits with brokers for open swap contracts	3,600,000
Receivable for open forward currency contracts	1,052,637
Receivable from broker — variation margin on open futures contracts	1,040,007
Interest receivable	1,008,498
Receivable for securities sold	115,844
Receivable for open swap contracts	85,392
Receivable from investment manager	12,618
Prepaid expenses	1,338

Total Assets	36,267,040

LIABILITIES:
Unrealized depreciation on swaps	1,828,048
Premiums received for open swaps	1,707,935
Payable for securities purchased	945,412
Payable for open forward currency contracts	415,283
Trustees’ fees payable	15
Accrued expenses	31,892

Total Liabilities	4,928,585

TOTAL NET ASSETS	$31,338,455

NET ASSETS:
REPRESENTED BY:
CAPITAL	$31,338,455

See Notes to Financial Statements.

SMASh Series EC Portfolio 2008 Annual Report | 39

Statement of operations
SMASh Series EC Portfolio
For the Year Ended October 31, 2008

INVESTMENT INCOME:
Interest	$2,829,754
Dividends	225
Less: Foreign taxes withheld	(5,085)

Total Investment Income	2,824,894

EXPENSES:
Custody fees	40,473
Audit and tax	26,499
Legal fees	7,006
Insurance	965
Trustees’ fees	518
Miscellaneous expenses	11,362

Total Expenses	86,823
Less: Fee waivers and/or expense reimbursementsd (Note 2)	(83,476)
Fees paid indirectly (Note 1)	(3,347)

NET INVESTMENT INCOME	2,824,894

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(519,001)
Futures contracts	356,852
Written options	27,529
Swap contracts	807,675
Foreign currency transactions	(295,480)

Net Realized Gain	377,575

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(11,892,280)
Futures contracts	734,952
Swap contracts	(1,811,823)
Foreign currencies	636,809

Change in Net Unrealized Appreciation/Depreciation	(12,332,342)

NET LOSS ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS	(11,954,767)

DECREASE IN NET ASSETS FROM OPERATIONS	$(9,129,873)

See Notes to Financial Statements.

40 | SMASh Series EC Portfolio 2008 Annual Report

Statements of changes in net assets
SMASh Series EC Portfolio

FOR THE YEARS ENDED OCTOBER 31,	2008	2007 †

OPERATIONS:
Net investment income	$2,824,894	$343,169
Net realized gain	377,575	16,559
Change in net unrealized appreciation/depreciation	(12,332,342)	(857)

Increase (Decrease) in Net Assets From Operations	(9,129,873)	358,871

CAPITAL TRANSACTIONS:
Proceeds from contributions	37,814,770	16,672,248
Value of withdrawals	(13,880,002)	(497,559)

Increase in Net Assets From Fund Share Transactions	23,934,768	16,174,689

INCREASE IN NET ASSETS	14,804,895	16,533,560

NET ASSETS:
Beginning of year	16,533,560	—

End of year	$31,338,455	$16,533,560

†	For the period December 27, 2006 (inception date) to October 31, 2007.

See Notes to Financial Statements.

SMASh Series EC Portfolio 2008 Annual Report | 41

Financial highlights
SMASh Series EC Portfolio

FOR THE YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

	2008	2007	[1]

NET ASSETS, END OF YEAR (000s)	$31,338	$16,534

Total return[2]	(23.89)%	0.43%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[3]	0.27%	1.12%[4]
Net expenses[5,6]	0.00 [7]	0.00	[4]
Net investment income	8.69	6.61	[4]

PORTFOLIO TURNOVER RATE	21%	35%

[1]	For the period December 27, 2006 (inception date) to October 31, 2007.

[2]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Portfolio. Such management fees are paid directly or indirectly by separately managed account sponsor to the Portfolio’s manager or subadvisers. All operating expenses of the Portfolio were reimbursed by the manager, due to an expense reimbursement agreement between the Portfolio and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separate managed account sponsor.

[4]	Annualized.

[5]	Reflects expense reimbursements.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes, and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.00%.

[7]	There was a 0.01% impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

42 | SMASh Series EC Portfolio 2008 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

SMASh Series EC Portfolio (the “Portfolio”), is a separate investment series of the Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial futures contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in

SMASh Series EC Portfolio 2008 Annual Report | 43

Notes to financial statements continued

the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates as a substitution for buying and selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is

44 | SMASh Series EC Portfolio 2008 Annual Report

exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated

SMASh Series EC Portfolio 2008 Annual Report | 45

Notes to financial statements continued

transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit default swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations and are amortized over the life of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(h) Credit and market risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market

46 | SMASh Series EC Portfolio 2008 Annual Report

price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Foreign risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Other risks. Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(l) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(m) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

SMASh Series EC Portfolio 2008 Annual Report | 47

Notes to financial statements continued

Effective June 16, 2008, the Portfolio implemented Financial Accounting Standards Board (“FASB”) interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Portfolio, and has determined that the adoption of FIN 48 does not have a material impact on the Portfolio’s financial statements. The Portfolio files U.S. and New York state tax returns. No income tax returns are currently under examination

2. Investment management agreement and other transactions with Affiliates

LMPFA is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s and the Portfolio’s subadvisers. Effective September 2, 2008, Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Japan”) serve as additional subadvisers to the Fund, under an additional subadvisory agreements between Western Asset. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadvisers do not charge management fees to the Portfolio. However, the Portfolio is an integral part of the separately managed account program, and the Portfolio manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Portfolio a fee of 0.078% of the Portfolio’s daily average net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadvisers the day-to-day portfolio management of the Portfolio.

During the year ended October 31, 2008, the Portfolio had a voluntary expense limitation in place of 0.00%.

During the year ended October 31, 2008, LMPFA reimbursed the Portfolio for expenses amounting to $83,476.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

48 | SMASh Series EC Portfolio 2008 Annual Report

3. Investments

During the year ended October 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government Agency Obligations were as follows:

	INVESTMENTS	U.S. GOVERNMENT

Purchases	$25,154,672	$1,173,094
Sales	3,577,215	1,770,333

At October 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,723
Gross unrealized depreciation	(11,876,228)

Net unrealized depreciation	$(11,864,505)

At October 31, 2008, the Portfolio had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN

Contracts to Buy:
Euribor	25	3/09	$7,575,507	$7,702,996	$127,489

Euro Bundes Obligationer	41	12/08	6,008,570	6,048,355	39,785

Euro Bundes Obligationer	52	12/08	7,195,323	7,425,594	230,271

Libor	43	3/09	8,212,863	8,395,209	182,346

Libor	18	6/09	3,451,212	3,518,271	67,059

					646,950

Contracts to Sell:
British Pound	11	12/08	$1,198,739	$1,107,288	$91,451

Net unrealized gain on open futures contracts					$738,401

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Notes to financial statements continued

At October 31, 2008, the Portfolio had the following open forward foreign currency contracts:

FOREIGN CURRENCY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)

Contracts to Buy:
British Pound	$373,716	$603,496	11/5/08	$(30,514)

Canadian Dollar	69,190	57,656	11/5/08	270

Euro	50,000	63,622	11/5/08	(4,565)

Euro	1,390,000	1,768,702	11/5/08	(121,392)

Euro	700,000	890,713	11/5/08	(36,227)

Euro	229,010	291,403	11/5/08	(12,035)

Japanese Yen	84,593,220	860,942	11/5/08	67,869

Russian Ruble	19,279,260	684,452	12/8/08	(64,547)

Russian Ruble	14,981,974	531,890	12/8/08	(50,364)

Russian Ruble	6,257,360	221,445	12/11/08	(22,094)

Russian Ruble	7,663,440	271,206	12/11/08	(24,794)

Euro	35,000	44,438	2/3/09	(2,710)

Euro	420,000	533,257	2/3/09	(24,201)

Japanese Yen	84,593,220	864,577	2/3/09	20,400

				$(304,904)

FOREIGN CURRENCY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)

Contracts to Sell:
British Pound	$373,716	$603,496	11/5/08	$134,911

Canadian Dollar	69,190	57,656	11/5/08	10,732

Euro	750,000	954,336	11/5/08	227,979

Euro	229,010	291,403	11/5/08	68,230

Euro	970,000	1,234,274	11/5/08	288,500

Euro	420,000	534,428	11/5/08	24,172

Japanese Yen	84,593,220	860,942	11/5/08	(21,724)

Euro	222,557	282,847	12/8/08	33,140

Euro	289,610	368,064	12/8/08	42,806

Euro	172,000	218,587	12/11/08	24,952

British Pound	373,716	600,827	2/3/09	31,112

Canadian Dollar	69,190	57,702	2/3/09	(116)

Euro	700,000	888,761	2/3/09	36,513

Japanese Yen	85,630,000	875,173	2/3/09	29,099

Euro	229,010	290,765	2/9/09	11,952

				$942,258

Net unrealized gain on open forward foreign currency contracts				$637,354

50 | SMASh Series EC Portfolio 2008 Annual Report

During the year ended October 31, 2008, written option transactions for the Portfolio were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Written options, outstanding October 31, 2007	—	—
Options written	1,400,024	$28,633
Options closed	(2)	(2,990)
Options expired	(1,400,022)	(25,643)
Written options, outstanding October 31, 2008	—	—

At October 31, 2008, the Portfolio had the following open swap contracts:

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT	†	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO	‡	PERIODIC PAYMENTS MADE BY THE PORTFOLIO	‡	UNREALIZED/ (DEPRECIATION)

CREDIT DEFAULT SWAPS:

Barclay’s Capital Inc. (CDX North America Crossover Index)	$392,000		6/20/12	2.750 % quarterly		(a	)	$(42,425)

Barclay’s Capital Inc. (CDX North America Crossover Index)	$588,000		6/20/12	2.750 % quarterly		(a	)	$(59,631)

Barclay’s Capital Inc. (CDX North America Crossover Index)	$5,880,000		12/20/12	3.750 % quarterly		(a	)	$(601,066)

Barclay’s Capital Inc. (CDX North America Crossover Index)	$882,000		6/20/12	2.750 % quarterly		(a	)	$(136,123)

UBS Warburg LLC (CDX North America Crossover Index)	$4,900,000		12/20/12	3.750 % quarterly		(a	)	$(356,859)

Barclay’s Capital Inc. (CDX North America Crossover Index)	$6,000,000		12/20/12	2.250 % quarterly		(a	)	$(386,605)

Barclay’s Capital Inc. (CDX North America Cross Index)	$3,724,000		12/20/12	3.750 % quarterly		(a	)	$(245,339)

Net unrealized depreciation on open swap contracts								$(1,828,048)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡	Percentage shown is an annual percentage rate.

(a)	As a seller of protection, the Portfolio will pay an amount up to the notional value of the swap, and in certain instances take delivery of the security if a credit event occurs.

4. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund and other affiliated funds (collectively, the

SMASh Series EC Portfolio 2008 Annual Report | 51

Notes to financial statements continued

“Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

52 | SMASh Series EC Portfolio 2008 Annual Report

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filled in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

SMASh Series EC Portfolio 2008 Annual Report | 53

Notes to financial statements continued

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

6. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

* * *

During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) were issued and are effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Portfolio’s financial statement disclosures.

54 | SMASh Series EC Portfolio 2008 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SMASh Series EC Portfolio, a series of Master Portfolio Trust, as of October 31, 2008 and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 27, 2006 (inception date) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMASh Series EC Portfolio as of October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from December 27, 2006 (inception date) to October 31, 2007, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 22, 2008

SMASh Series EC Portfolio 2008 Annual Report | 55

Board approval of subadvisory agreements (unaudited)

At a meeting held in person on August 11-12, 2008, the Portfolio’s Board, including a majority of Board Members who are not “interested persons” of the Portfolio or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved new subadvisory agreements (“New Subadvisory Agreements”) between Western Asset Management Company (“Western Asset”), a subadviser to the Portfolio, and Western Asset Management Company Pte. Ltd. (Singapore) and Western Asset Management Company Ltd (Japan) (together, the “New Subadvisers”).

In approving the New Subadvisory Agreements, the Board, including the Independent Board Members, considered that the New Subadvisory Agreements called for the New Subadvisers to provide a portion of the subadvisory services that Western Asset currently provides to the Portfolio under an existing subadvisory agreement with the Manager (the “Existing Subadvisory Agreement”). The Board also received and considered performance information for the Portfolio.

The Board noted that it, along with the Independent Board Members, had approved the Existing Subadvisory Agreement in February 2007. The Board noted that, in connection with the earlier approval, the Board and the Independent Board Members had reviewed and considered a variety of factors with respect to the Existing Subadvisory Agreement. Those factors included: the scope and quality of the investment management and other capabilities of Western Asset; the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Portfolio’s investments; and other benefits received by the Manager and its affiliates (including Western Asset) as a result of their relationship with the Portfolio, including the ability to “leverage” the services of investment professionals that manage other funds and the possibility of earning float income on sales orders and redemption amounts. In addition, the Board noted that neither the Manager nor Western Asset receives a fee for its advisory services directly from the Portfolio, and the Manager is contractually committed to reimburse all the Portfolio’s ordinary operating expense.

The Board also noted that the New Subadvisers would provide subadvisory services to the Portfolio on substantially the same terms as Western Asset currently provides such services, and that Western Asset would retain overall authority and oversight responsibility for the day-to-day management of the Portfolio’s investment. In addition, the Board considered the enhancements to the management of the Portfolio that were expected to result from the additional expertise of the New Subadvisers. The Board also considered the additional efficiencies in the management of the Portfolio that were expected to result from having the New Subadvisers involved in managing a portion of the Portfolio’s investments.

In light of the foregoing, the Board, including the Independent Board Members, approved the New Subadvisory Agreements. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Subadvisory Agreements. The Independent Board Members were advised by separate counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Subadvisory Agreements in a private session with their independent legal counsel at which no representatives of the Manager, Western Asset or the New Subadvisers were present.

56 | SMASh Series EC Portfolio

Additional information (unaudited)

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 23 through 29 of this report.

SMASh Series EC Portfolio | 57

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SMASh Series EC Fund

Trustees	Distributor
Elliott J. Berv	Legg Mason Investor Services, LLC
A. Benton Cocanougher
Jane F. Dasher	Custodian
Mark T. Finn	State Street Bank and Trust
R. Jay Gerken, CFA	Company
Chairman
Rainer Greeven	Transfer agent
Stephen R. Gross	PNC Global Investment Servicing
Richard E. Hanson, Jr.	(formerly, PFPC, Inc.)
Diana R. Harrington	4400 Computer Drive
Susan M. Heilbron	Westborough, Massachusetts 01581
Susan B. Kerley
Alan G. Merten	Independent registered
R. Richardson Pettit	public accounting firm
KPMG LLP
Investment manager	345 Park Avenue
Legg Mason Partners Fund	New York, New York 10154
Advisor, LLC

Subadvisers
Western Asset Management
Company

Western Asset Management
Company Limited

Western Asset Management
Company Pte. Ltd. in Singapore

Western Asset Management
Company Ltd. in Japan

SMASh Series EC Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland business trust.

SMASh SERIES EC FUND 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of SMASh Series EC Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC AMXX010550 12/08 SR08-723

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2007 and October 31, 2008 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2007 and $47,800 in 2008.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $12,000 in 2007 and $0 in 2008. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Institutional Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Institutional Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to August 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $0 in 2007 and $7,500 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4 for the Legg Mason Partners Institutional Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee duly implements policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2007 and 2008; Tax Fees were 100% and 0% for 2007 and 2008; and Other Fees were 100% and 0% for 2007 and 2008.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2008.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The independent board members are acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer N. K. Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	January 5, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	January 5, 2009

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date:	January 5, 2009